Document and Entity Information	3 Months Ended
Sep. 30, 2013
Document and Entity Information
Entity Registrant Name	CUBIC ENERGY INC
Entity Central Index Key	0000319156
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company